RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2024				December 31, 2023
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,236	$—	$—	$1,236	$1,141
Restricted cash(1)	407	—	—	407	391
Financial instrument assets(1)
IFRS 9 PPAs	—	—	24	24	50
Energy derivative contracts	—	115	—	115	90
Interest rate swaps	—	262	—	262	233
Foreign exchange swaps	—	85	—	85	27
Tax equity	—	—	56	56	27
Investments in debt and equity securities	—	47	1,706	1,753	1,540
Property, plant and equipment	—	—	61,826	61,826	64,005
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(48)	(953)	(1,001)	(798)
Energy derivative contracts	—	(161)	—	(161)	(82)
Interest rate swaps	—	(72)	—	(72)	(105)
Foreign exchange swaps	—	(217)	—	(217)	(353)
Tax equity	—	—	(1,798)	(1,798)	(1,782)
Contingent consideration(2)	—	—	(90)	(90)	(92)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,732)	(1,039)	—	(3,771)	(2,731)
Non-recourse borrowing(1)	(1,759)	(23,554)	—	(25,313)	(26,839)
Total	$(2,848)	$(24,582)	$60,771	$33,341	$34,722
(1)Includes both the current amount and long-term amounts.
(2)Amount relates to business combinations completed in 2022 and 2023 with obligations lapsing from 2024 to 2027.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2024			December 31, 2023
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$24	$1,001	$(977)	$(748)
Energy derivative contracts	115	161	(46)	8
Interest rate swaps	262	72	190	128
Foreign exchange swaps	85	217	(132)	(326)
Investments in debt and equity securities	1,753	—	1,753	1,540
Tax equity	56	1,798	(1,742)	(1,755)
Total	2,295	3,249	(954)	(1,153)
Less: current portion	239	730	(491)	(488)
Long-term portion	$2,056	$2,519	$(463)	$(665)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in Foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$(14)	$10	$(3)	$76
IFRS 9 PPAs	(15)	14	1	71
Investment in debt and equity securities	19	56	47	69
Interest rate swaps	15	15	26	9
Foreign exchange swaps	28	(1)	24	(6)
Tax equity	85	53	141	61
Foreign exchange gain	(2)	25	—	38
	$116	$172	$236	$318

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$7	$18	$13	$184
IFRS 9 PPAs	(156)	25	(348)	37
Interest rate swaps	56	29	72	(17)
Foreign exchange swaps	5	(22)	1	(26)
	(88)	50	(262)	178
Foreign exchange swaps – net investment	124	—	146	(19)
Investments in debt and equity securities	(1)	2	(1)	2
	$35	$52	$(117)	$161

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Energy derivative contracts	$(27)	$(34)	$(58)	$(82)
Interest rate swaps	(6)	2	(4)	1
Foreign exchange swaps	—	9	—	9
	$(33)	$(23)	$(62)	$(72)